Transactions with Related Parties - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 28, 2018 shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 21, 2016 USD ($)	Dec. 21, 2016 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)
Related Party Transaction [Line Items]
Rent expense		$ 92,896,000	$ 5,325,000	$ 3,550,000
Combine Marine Ltd
Related Party Transaction [Line Items]
Rent expense per month							$ 2,900
Rent expense		37,000	35,000	$ 34,000
Alma Properties
Related Party Transaction [Line Items]
Leasing agreements, Office space, Term of contract					6 years	6 years
Rent expense per month					$ 300
Rent expense		$ 4,000	4,000
StarOcean Manning Philippines Inc.
Related Party Transaction [Line Items]
Ownership percentage		25.00%
Equity method investment (included in Other Current Assets)		$ 50,000	$ 21,000
Euro
Related Party Transaction [Line Items]
Exchange rate EUR/USD		1.15
Euro | Combine Marine Ltd
Related Party Transaction [Line Items]
Rent expense per month | €								€ 2,500
Euro | Alma Properties
Related Party Transaction [Line Items]
Rent expense per month | €						€ 300
Oaktree
Related Party Transaction [Line Items]
Number of directors		3
Voting percentage		33.00%
Oaktree | Oaktree Shareholders Agreement
Related Party Transaction [Line Items]
Number of directors		9
Beneficial Ownership of 40% or more | Oaktree | Oaktree Shareholders Agreement
Related Party Transaction [Line Items]
Number of directors		4
Beneficial Ownership of 25% or more but less than 40% | Oaktree | Oaktree Shareholders Agreement
Related Party Transaction [Line Items]
Number of directors		3
Beneficial Ownership of 15% or more but less than 25% | Oaktree | Oaktree Shareholders Agreement
Related Party Transaction [Line Items]
Number of directors		2
Beneficial Ownership of 5% or more but less than 15% | Oaktree | Oaktree Shareholders Agreement
Related Party Transaction [Line Items]
Number of directors		1
OCC vessels
Related Party Transaction [Line Items]
Number of vessels acquired	3
Number of shares issued as part of the final consideration | shares	3,304,735